OCTOBER 31, 2012

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

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SECTOR

Franklin
Real Estate Securities Fund

FRANKLIN TEMPLETON
INVESTMENTS

Franklin · Templeton · Mutual Series

Semiannual Report

Franklin Real Estate Securities Fund

Your Fund's Goal and Main Investments: Franklin Real Estate Securities Fund seeks to maximize total return by investing at least 80% of its net assets in equity securities of companies in the real estate industry, including real estate investment trusts (REITs) and companies that derive at least half of their assets or revenues from the ownership, construction, management or sale of residential, commercial or industrial real estate.[1]

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit ***franklintempleton.com*** *or call* ***(800) 342-5236*** *for most recent month-end performance.*

This semiannual report for Franklin Real Estate Securities Fund covers the period ended October 31, 2012.

Performance Overview

Franklin Real Estate Securities Fund – Class A had a -1.22% cumulative total return for the six months under review. The Fund underperformed the +0.16% total return of its benchmark, the Standard & Poor's® (S&P®) U.S. Property Index, which tracks the investable universe of publicly traded U.S. property companies.[2] You can find the Fund's long-term performance data in the Performance Summary beginning on page 7.

Economic and Market Overview

The U.S. economy, as measured by gross domestic product (GDP), grew at a modest rate during the six-month period ended October 31, 2012. Unemployment declined from 8.1% to 7.9%, and data at period-end revealed a healthy increase in U.S. industrial production and durable goods orders for September.[3] Consumer spending and personal income levels also climbed, and

1. A REIT is a type of real estate company that is dedicated to owning and usually operating income-producing real estate properties such as apartments, hotels, industrial properties, office buildings or shopping centers. Equity REITs generally receive income from rents received, are generally operated by experienced property management teams and typically concentrate on a specific geographic region or property type.

2. Source: © 2012 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. STANDARD & POOR'S®, S&P® and S&P 500® are registered trademarks of Standard & Poor's Financial Services LLC. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.

3. Source: Bureau of Labor Statistics.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 16.

Semiannual Report | 3

Portfolio Breakdown
Based on Total Net Assets as of 10/31/12

Retail REITs
29.4%
Specialized REITs
24.6%
Residential REITs
17.1%
Office REITs
15.2%
Industrial REITs
5.5%
Diversified REITs
4.1%
Hotels, Resorts & Cruise Lines
1.6%
Consumer Discretionary
1.0%
Short-Term Investments & Other Net Assets
1.5%

inflation was generally mild with the exception of energy and food prices. Consumer sentiment rose to its highest level in five years. The federal budget deficit for fiscal year 2012 fell to its lowest level since 2008. U.S. home prices increased in most regions, as mortgage rates near record lows, affordable housing prices and low new-home inventories contributed to the improvement. The U.S. home foreclosure level dropped to a five-year low, further enhancing confidence in the housing market.

For the six-month period, U.S. stocks, as measured by the S&P 500 Index, fluctuated as investors apparently reacted to news headlines and shifted between risk taking and risk aversion. Toward period-end uncertainty surrounding the closely contested U.S. presidential election, the European fiscal crisis, slowing growth in China and the potential U.S. tax hikes and spending cuts known as the "fiscal cliff" weighed on stock market returns. In addition, U.S. companies generally reported modest third-quarter revenues, suggesting a drop in global demand. The International Monetary Fund announced that fiscal consolidation efforts had weighed on global growth, including the U.S., and described the risk of a steep global slowdown as "alarmingly high." Reduced third-quarter profit levels and lowered revenue guidance for some companies also overshadowed optimism earlier in the period surrounding new stimulus measures and improvements in certain economic reports. In its October meeting, the Federal Open Market Committee reaffirmed its decision to keep interest rates low until at least mid-2015. Superstorm Sandy's devastating impact on the east coast at the end of the six-month period also contributed to uncertainty. Despite these factors, the S&P 500 generated a modest six-month gain. Not all investors favored stocks, however, and many sought perceived safe havens such as gold bullion, the Japanese yen, the U.S. dollar and U.S. Treasuries. By period-end, the nominal yield on the 10-year U.S. Treasury note declined to 1.72%.

Investment Strategy

We are research-driven, fundamental investors with an active investment strategy. We use a bottom-up security selection process that incorporates macro-level views in our evaluation process. We analyze individual stock and real estate market fundamentals to provide regional, property type and company-size perspectives in identifying local cyclical and thematic trends that highlight investment opportunities.

Manager's Discussion

During the six months under review, key contributors to the Fund's performance relative to the benchmark S&P U.S. Property Index included underweighting and stock selection in diversified REITs, where American Assets Trust was a

4 | Semiannual Report

top performer. The company, which operates premier retail, office, multifamily and mixed-use properties primarily in California and Hawaii, generated better-than-expected earnings in recent quarters, driving its share price to a record high during the period. In August, American Assets increased the lower end of its guidance for 2012 funds from operation (FFO), a key profit metric for REITs. The company reported first-half 2012 FFO that was higher than year-ago FFO, largely as a result of stronger operating income from office properties and nonrecurring costs related to its 2011 initial public offering (IPO). Other key contributors to relative performance included our new, overweighted investment in single-tenant industrial property manager STAG Industrial and our underweighted position in technology-related real estate company Digital Realty Trust. Since its IPO in April 2011, STAG has made numerous acquisitions that diversified its portfolio of industrial properties and contributed to higher FFO. With a strong tenant retention rate, long average leases and a conservative capital structure, the company was able to pay a high dividend while growing its assets. Digital Realty has delivered better-than-expected earnings results in recent quarters, helping its share price reach an all-time high in mid-July. Largely as a result of profit taking and its July announcement of reduced 2012 FFO guidance, Digital Realty's share price declined in the latter half of the period, and our underweighted position supported relative results. In October, the company reported strong earnings growth and, with a better year-end outlook partly due to acquisitions of income-producing properties and commencement of leases, increased its 2012 FFO guidance to a range that was largely in line with its original guidance.

In contrast, key detractors from the Fund's relative performance included stock selection in retail REITs that specialize in shopping malls and outlets, as well as overweighting and stock selection in hotels and resorts. Shopping mall operator General Growth Properties' share price soared following a major shareholder's letter to the board to sell the company for a large premium, and our underweighted position compared to the benchmark weighed on relative returns. Another major shareholder, however, preferred to improve General Growth's portfolio by focusing on high-end shopping malls such as the Fashion Show in Las Vegas. In October, the company reported third-quarter FFO that was higher than year-ago FFO and raised its full-year 2012 FFO guidance. After rising to a 52-week high in September, the share price of luxury hotel and resort company Starwood Hotels & Resorts Worldwide corrected along with those of many similar companies, and our off-benchmark position hurt relative performance. The company reported better-than-expected earnings in recent quarters as worldwide travel recovered. Starwood has been expanding aggressively in China and India in an effort to capitalize on the rapidly growing middle classes there. In October, the company revised its 2012 earnings guidance higher and announced a 150% increase in annual cash dividend. Our overweighted position in Pebblebrook Hotel Trust, which acquires and invests

Top 10 Holdings
10/31/12

Company *Sector/Industry*	% of Total Net Assets
Simon Property Group Inc. *Retail REITs*	11.8%
Public Storage *Specialized REITs*	5.2%
Boston Properties Inc. *Office REITs*	4.8%
Prologis Inc. *Industrial REITs*	4.6%
HCP Inc. *Specialized REITs*	4.4%
Equity Residential *Residential REITs*	4.2%
Health Care REIT Inc. *Specialized REITs*	4.2%
Ventas Inc. *Specialized REITs*	3.6%
Federal Realty Investment Trust *Retail REITs*	2.8%
Taubman Centers Inc. *Retail REITs*	2.7%

Semiannual Report | 5

primarily in U.S. hotels, also hurt relative performance as the company's share price declined after reaching a multi-year high in September. The company reported third-quarter growth in its revenue per available room (RevPAR), a performance metric in the hotel industry, that was at the lower end of its guidance, primarily because of a slowdown in business demand growth and weakness in the Manhattan Collection, a joint venture with affiliates of Denihan Hospitality Group that owns six upscale boutique hotels in New York City's Midtown Manhattan. Since its 2009 IPO, Pebblebrook has acquired numerous properties and made significant renovations in an effort to increase RevPAR growth.

Thank you for your continued participation in Franklin Real Estate Securities Fund. We look forward to serving your future investment needs.

Wilson Magee

Jack Foster

Portfolio Management Team
Franklin Real Estate Securities Fund

The foregoing information reflects our analysis, opinions and portfolio holdings as of October 31, 2012, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

6 | Semiannual Report

Performance Summary as of 10/31/12

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information

Class A (Symbol: FREEX)		Change	10/31/12	4/30/12
Net Asset Value (NAV)		-$0.31	$16.47	$16.78
Distributions (5/1/12–10/31/12)				
Dividend Income	$0.1055			
Class B (Symbol: FBREX)		**Change**	**10/31/12**	**4/30/12**
Net Asset Value (NAV)		-$0.29	$16.21	$16.50
Distributions (5/1/12–10/31/12)				
Dividend Income	$0.0849			
Class C (Symbol: FRRSX)		**Change**	**10/31/12**	**4/30/12**
Net Asset Value (NAV)		-$0.27	$15.93	$16.20
Distributions (5/1/12–10/31/12)				
Dividend Income	$0.0079			
Advisor Class (Symbol: FRLAX)		**Change**	**10/31/12**	**4/30/12**
Net Asset Value (NAV)		-$0.33	$16.59	$16.92
Distributions (5/1/12–10/31/12)				
Dividend Income	$0.1424			

Semiannual Report | 7

Performance Summary *(continued)*

Performance

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. ***Class A:*** *5.75% maximum initial sales charge;* ***Class B:*** *contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter;* ***Class C:*** *1% CDSC in first year only;* ***Advisor Class:*** *no sales charges.*

Class A	6-Month	1-Year	5-Year	10-Year
Cumulative Total Return[1]	-1.22%	+12.91%	-1.14%	+112.84%
Average Annual Total Return[2]	-6.88%	+6.39%	-1.40%	+7.21%
Value of $10,000 Investment[3]	$9,312	$10,639	$9,317	$20,056
Avg. Ann. Total Return (9/30/12)[4]		+23.13%	-1.13%	+6.83%
Total Annual Operating Expenses[5]	1.14%			
Class B	**6-Month**	**1-Year**	**5-Year**	**10-Year**
Cumulative Total Return[1]	-1.25%	+12.84%	-1.24%	+104.92%
Average Annual Total Return[2]	-5.18%	+8.84%	-0.56%	+7.44%
Value of $10,000 Investment[3]	$9,482	$10,884	$9,722	$20,492
Avg. Ann. Total Return (9/30/12)[4]		+26.65%	-0.28%	+7.05%
Total Annual Operating Expenses[5]	1.89%			
Class C	**6-Month**	**1-Year**	**5-Year**	**10-Year**
Cumulative Total Return[1]	-1.62%	+12.08%	-4.81%	+97.57%
Average Annual Total Return[2]	-2.60%	+11.08%	-0.98%	+7.05%
Value of $10,000 Investment[3]	$9,740	$11,108	$9,519	$19,757
Avg. Ann. Total Return (9/30/12)[4]		+28.67%	-0.70%	+6.66%
Total Annual Operating Expenses[5]	1.89%			
Advisor Class	**6-Month**	**1-Year**	**5-Year**	**10-Year**
Cumulative Total Return[1]	-1.11%	+13.21%	+0.07%	+118.19%
Average Annual Total Return[2]	-1.11%	+13.21%	+0.01%	+8.11%
Value of $10,000 Investment[3]	$9,889	$11,321	$10,007	$21,819
Avg. Ann. Total Return (9/30/12)[4]		+30.93%	+0.29%	+7.73%
Total Annual Operating Expenses[5]	0.89%			

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to ***franklintempleton.com*** *or call* ***(800) 342-5236****.*

8 | Semiannual Report

Performance Summary *(continued)*

Endnotes

All investments involve risks, including possible loss of principal. The Fund concentrates in real estate securities, which involve special risks, such as declines in the value of real estate and increased susceptibility to adverse economic or regulatory developments affecting the sector. The Fund's investments in REITs involve additional risks; since REITs typically are invested in a limited number of projects or in a particular market segment, they are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Also, the Fund is a nondiversified fund and investing in a nondiversified fund involves the risk of greater price fluctuation than a more diversified portfolio. The Fund is actively managed but there is no guarantee that the manager's investment decisions will produce the desired results. The Fund's prospectus also includes a description of the main investment risks.

Class B: These shares have higher annual fees and expenses than Class A shares.

Class C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Figures are as stated in the Fund's prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

Semiannual Report | 9

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

- Transaction costs, including sales charges (loads) on Fund purchases; and
- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. *Of course, your account value and expenses will differ from those in this illustration:*

1. Divide your account value by $1,000.
   If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2. Multiply the result by the number under the heading "Expenses Paid During Period."
   If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

10 | Semiannual Report

Your Fund's Expenses *(continued)*

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

Class A	Beginning Account Value 5/1/12	Ending Account Value 10/31/12	Expenses Paid During Period* 5/1/12–10/31/12
Actual	$1,000	$ 987.80	$5.21
Hypothetical (5% return before expenses)	$1,000	$1,019.96	$5.30
Class B			
Actual	$1,000	$ 987.50	$5.11
Hypothetical (5% return before expenses)	$1,000	$1,020.06	$5.19
Class C			
Actual	$1,000	$ 983.80	$8.95
Hypothetical (5% return before expenses)	$1,000	$1,016.18	$9.10
Advisor Class			
Actual	$1,000	$ 988.90	$3.96
Hypothetical (5% return before expenses)	$1,000	$1,021.22	$4.02

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 1.04%; B: 1.02% (net of expense waiver); C: 1.79%; and Advisor: 0.79%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Semiannual Report | 11

Franklin Real Estate Securities Trust

Financial Highlights

Franklin Real Estate Securities Fund

Class A	Six Months Ended October 31, 2012 (unaudited)	Year Ended April 30, 2012	2011	2010	2009	2008
Per share operating performance (for a share outstanding throughout the period)						
Net asset value, beginning of period	$16.78	$15.26	$12.57	$ 7.84	$18.53	$26.19
Income from investment operations[a]:						
Net investment income[b]	0.13	0.14	0.09	0.15	0.36	0.46
Net realized and unrealized gains (losses)	(0.33)	1.46	2.66	4.78	(9.75)	(6.38)
Total from investment operations	(0.20)	1.60	2.75	4.93	(9.39)	(5.92)
Less distributions from:						
Net investment income	(0.11)	(0.08)	(0.06)	(0.16)	(0.36)	(0.48)
Net realized gains	—	—	—	—	(0.94)	(1.26)
Tax return of capital	—	—	—	(0.04)	—	—
Total distributions	(0.11)	(0.08)	(0.06)	(0.20)	(1.30)	(1.74)
Contingent deferred sales charges retained by the Fund[c]	—	—	—	—[d]	—[d]	—[d]
Redemption fees[e]	—	—	—	—	—[d]	—[d]
Net asset value, end of period	$16.47	$16.78	$15.26	$12.57	$ 7.84	$18.53
Total return[f]	(1.22)%	10.59%	22.00%	63.61%	(51.68)%[g]	(22.16)%
Ratios to average net assets[h]						
Expenses	1.04%	1.14%	1.18%	1.32%[i]	1.22%[i]	0.99%[i]
Net investment income	1.55%	0.92%	0.67%	1.54%	2.92%	2.21%
Supplemental data						
Net assets, end of period (000's)	$279,690	$262,991	$228,472	$182,793	$140,567	$364,296
Portfolio turnover rate	9.89%	23.43%	40.15%	58.27%	134.36%	94.51%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Effective October 1, 2009, the fund no longer retains contingent deferred sales charges.

[d]Amount rounds to less than $0.01 per share.

[e]Effective September 1, 2008, the redemption fee was eliminated.

[f]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[g]The Trust's advisor fully reimbursed the Fund for a loss on transactions not meeting the Fund's investment guidelines, which otherwise would have reduced total return by 0.31%.

[h]Ratios are annualized for periods less than one year.

[i]Benefit of expense reduction rounds to less than 0.01%.

12 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Real Estate Securities Trust

Financial Highlights *(continued)*

Franklin Real Estate Securities Fund

Class B	Six Months Ended October 31, 2012 (unaudited)	Year Ended April 30, 2012	2011	2010	2009	2008
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$16.50	$15.00	$12.35	$ 7.70	$18.25	$25.80
Income from investment operations[a]:						
Net investment income[b]	0.13	0.15	0.12	0.16	0.36	0.34
Net realized and unrealized gains (losses)	(0.34)	1.43	2.59	4.69	(9.61)	(6.27)
Total from investment operations	(0.21)	1.58	2.71	4.85	(9.25)	(5.93)
Less distributions from:						
Net investment income	(0.08)	(0.08)	(0.06)	(0.16)	(0.36)	(0.36)
Net realized gains	—	—	—	—	(0.94)	(1.26)
Tax return of capital	—	—	—	(0.04)	—	—
Total distributions	(0.08)	(0.08)	(0.06)	(0.20)	(1.30)	(1.62)
Contingent deferred sales charges retained by the Fund[c]	—	—	—	—[d]	—[d]	—[d]
Redemption fees[e]	—	—	—	—	—[d]	—[d]
Net asset value, end of period	$16.21	$16.50	$15.00	$12.35	$ 7.70	$18.25
Total return[f]	(1.25)%	10.59%	22.07%	63.69%	(51.73)%[g]	(22.51)%
Ratios to average net assets[h]						
Expenses before waiver and payments by affiliates	1.77%	1.89%	1.93%	1.74%[i]	1.22%[i]	1.55%[i]
Expenses net of waiver and payments by affiliates	1.02%	1.14%	1.18%	1.31%	1.22%	1.55%
Net investment income	1.57%	0.92%	0.67%	1.55%	2.92%	1.65%
Supplemental data						
Net assets, end of period (000's)	$819	$1,896	$4,292	$6,959	$7,110	$23,998
Portfolio turnover rate	9.89%	23.43%	40.15%	58.27%	134.36%	94.51%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Effective October 1, 2009, the fund no longer retains contingent deferred sales charges.
[d]Amount rounds to less than $0.01 per share.
[e]Effective September 1, 2008, the redemption fee was eliminated.
[f]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[g]The Trust's advisor fully reimbursed the Fund for a loss on transactions not meeting the Fund's investment guidelines, which otherwise would have reduced total return by 0.31%.
[h]Ratios are annualized for periods less than one year.
[i]Benefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 13

Franklin Real Estate Securities Trust

Financial Highlights *(continued)*

Franklin Real Estate Securities Fund

Class C	Six Months Ended October 31, 2012 (unaudited)	Year Ended April 30, 2012	2011	2010	2009	2008
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$16.20	$14.77	$12.23	$ 7.64	$18.13	$25.66
Income from investment operations[a]:						
Net investment income (loss)[b]	0.07	0.02	(0.01)	0.07	0.26	0.30
Net realized and unrealized gains (losses)	(0.33)	1.42	2.58	4.66	(9.54)	(6.25)
Total from investment operations	(0.26)	1.44	2.57	4.73	(9.28)	(5.95)
Less distributions from:						
Net investment income	(0.01)	(0.01)	(0.03)	(0.10)	(0.27)	(0.32)
Net realized gains	—	—	—	—	(0.94)	(1.26)
Tax return of capital	—	—	—	(0.04)	—	—
Total distributions	(0.01)	(0.01)	(0.03)	(0.14)	(1.21)	(1.58)
Contingent deferred sales charges retained by the Fund[c]	—	—	—	—[d]	—[d]	—[d]
Redemption fees[e]	—	—	—	—	—[d]	—[d]
Net asset value, end of period	$15.93	$16.20	$14.77	$12.23	$ 7.64	$18.13
Total return[f]	(1.62)%	9.77%	21.10%	62.31%	(52.04)%[g]	(22.72)%
Ratios to average net assets[h]						
Expenses	1.79%	1.89%	1.93%	2.07%[i]	1.97%[i]	1.74%[i]
Net investment income (loss)	0.80%	0.17%	(0.08)%	0.79%	2.17%	1.46%
Supplemental data						
Net assets, end of period (000's)	$60,335	$58,296	$54,089	$43,732	$27,610	$74,259
Portfolio turnover rate	9.89%	23.43%	40.15%	58.27%	134.36%	94.51%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Effective October 1, 2009, the fund no longer retains contingent deferred sales charges.

[d]Amount rounds to less than $0.01 per share.

[e]Effective September 1, 2008, the redemption fee was eliminated.

[f]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[g]The Trust's advisor fully reimbursed the Fund for a loss on transactions not meeting the Fund's investment guidelines, which otherwise would have reduced total return by 0.31%.

[h]Ratios are annualized for periods less than one year.

[i]Benefit of expense reduction rounds to less than 0.01%.

14 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Real Estate Securities Trust

Financial Highlights *(continued)*

Franklin Real Estate Securities Fund

Advisor Class	Six Months Ended October 31, 2012 (unaudited)	Year Ended April 30, 2012	2011	2010	2009	2008
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$16.92	$15.38	$12.65	$ 7.89	$18.62	$26.32
Income from investment operations[a]:						
Net investment income[b]	0.15	0.16	0.13	0.17	0.34	0.58
Net realized and unrealized gains (losses)	(0.34)	1.50	2.67	4.81	(9.74)	(6.48)
Total from investment operations	(0.19)	1.66	2.80	4.98	(9.40)	(5.90)
Less distributions from:						
Net investment income	(0.14)	(0.12)	(0.07)	(0.18)	(0.39)	(0.54)
Net realized gains	—	—	—	—	(0.94)	(1.26)
Tax return of capital	—	—	—	(0.04)	—	—
Total distributions	(0.14)	(0.12)	(0.07)	(0.22)	(1.33)	(1.80)
Contingent deferred sales charges retained by the Fund[c]	—	—	—	—[d]	—[d]	—[d]
Redemption fees[e]	—	—	—	—	—[d]	—[d]
Net asset value, end of period	$16.59	$16.92	$15.38	$12.65	$ 7.89	$18.62
Total return[f]	(1.11)%	10.91%	22.28%	63.98%	(51.53)%[g]	(22.02)%
Ratios to average net assets[h]						
Expenses	0.79%	0.89%	0.93%	1.07%[i]	0.97%[i]	0.74%[i]
Net investment income	1.80%	1.17%	0.92%	1.79%	3.17%	2.46%
Supplemental data						
Net assets, end of period (000's)	$76,279	$10,542	$7,833	$5,308	$1,979	$3,751
Portfolio turnover rate	9.89%	23.43%	40.15%	58.27%	134.36%	94.51%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Effective October 1, 2009, the fund no longer retains contingent deferred sales charges.
[d]Amount rounds to less than $0.01 per share.
[e]Effective September 1, 2008, the redemption fee was eliminated.
[f]Total return is not annualized for periods less than one year.
[g]The Trust's advisor fully reimbursed the Fund for a loss on transactions not meeting the Fund's investment guidelines, which otherwise would have reduced total return by 0.31%.
[h]Ratios are annualized for periods less than one year.
[i]Benefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 15

Franklin Real Estate Securities Trust

Statement of Investments, October 31, 2012 (unaudited)

Franklin Real Estate Securities Fund	Shares/Units	Value
Common Stocks and Other Equity Interests 98.5%		
Consumer Discretionary 1.0%		
SPDR S&P Homebuilders ETF	163,100	$ 4,240,600
Diversified REITs 4.1%		
American Assets Trust Inc.	167,400	4,548,258
Liberty Property Trust	101,700	3,571,704
Vornado Realty Trust	113,745	9,123,486
		17,243,448
Hotels, Resorts & Cruise Lines 1.6%		
Starwood Hotels & Resorts Worldwide Inc.	125,000	6,481,250
Industrial REITs 5.5%		
Prologis Inc.	562,561	19,290,217
STAG Industrial Inc.	209,400	3,626,808
		22,917,025
Office REITs 15.2%		
Alexandria Real Estate Equities Inc.	58,900	4,148,327
Boston Properties Inc.	187,000	19,878,100
Brandywine Realty Trust	504,100	5,847,560
Coresite Realty Corp.	68,900	1,566,097
Digital Realty Trust Inc.	64,300	3,949,949
Douglas Emmett Inc.	230,100	5,395,845
Highwoods Properties Inc.	194,400	6,269,400
Kilroy Realty Corp.	181,200	8,047,092
SL Green Realty Corp.	109,100	8,215,230
		63,317,600
Residential REITs 17.1%		
Apartment Investment & Management Co., A	277,400	7,403,806
AvalonBay Communities Inc.	66,972	9,078,724
Camden Property Trust	146,100	9,588,543
Equity Lifestyle Properties Inc.	71,300	4,800,629
Equity Residential	307,744	17,667,583
Essex Property Trust Inc.	57,100	8,565,000
Post Properties Inc.	106,400	5,193,384
UDR Inc.	376,062	9,127,025
		71,424,694
Retail REITs 29.4%		
CBL & Associates Properties Inc.	219,700	4,914,689
DDR Corp.	674,507	10,360,428
Federal Realty Investment Trust	107,200	11,559,376
General Growth Properties Inc.	491,600	9,664,856
Kimco Realty Corp.	479,500	9,359,840
The Macerich Co.	121,821	6,943,797
Ramco-Gershenson Properties Trust	134,600	1,744,416
Regency Centers Corp.	63,900	3,068,478
Simon Property Group Inc.	323,700	49,270,377
Tanger Factory Outlet Centers Inc.	141,100	4,440,417
Taubman Centers Inc.	144,300	11,334,765
		122,661,439

16 | Semiannual Report

Franklin Real Estate Securities Trust

Statement of Investments, October 31, 2012 (unaudited) *(continued)*

Franklin Real Estate Securities Fund	Shares/Units	Value
Common Stocks and Other Equity Interests (continued)		
Specialized REITs 24.6%		
CubeSmart	120,500	$ 1,580,960
Extra Space Storage Inc.	153,500	5,294,215
HCP Inc.	410,300	18,176,290
Health Care REIT Inc.	295,700	17,573,451
Host Hotels & Resorts Inc.	607,100	8,778,666
LaSalle Hotel Properties	168,200	4,026,708
Pebblebrook Hotel Trust	248,900	5,281,658
Public Storage	157,800	21,875,814
Senior Housing Properties Trust	92,300	2,028,754
[a]Sunstone Hotel Investors Inc.	308,300	3,046,004
Ventas Inc.	234,350	14,827,324
		102,489,844
Total Common Stocks and Other Equity Interests (Cost $284,162,118)		410,775,900
Short Term Investments (Cost $6,741,673) 1.6%		
Money Market Funds 1.6%		
[a,b]Institutional Fiduciary Trust Money Market Portfolio	6,741,673	6,741,673
Total Investments (Cost $290,903,791) 100.1%		417,517,573
Other Assets, less Liabilities (0.1)%		(394,678)
Net Assets 100.0%		$417,122,895

See Abbreviations on page 29.

[a]Non-income producing.

[b]See Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 17

Franklin Real Estate Securities Trust

Financial Statements

Statement of Assets and Liabilities

October 31, 2012 (unaudited)

	Franklin Real Estate Securities Fund
Assets:	
Investments in securities:	
Cost - Unaffiliated issuers	$ 284,162,118
Cost - Sweep Money Fund (Note 7)	6,741,673
Total cost of investments	$ 290,903,791
Value - Unaffiliated issuers	$ 410,775,900
Value - Sweep Money Fund (Note 7)	6,741,673
Total value of investments	417,517,573
Receivables:	
Capital shares sold	819,795
Dividends	65,628
Other assets	29
Total assets	418,403,025
Liabilities:	
Payables:	
Capital shares redeemed	808,137
Affiliates	331,615
Allocator Funds (Note 8)	10,959
Unaffiliated transfer agent fees	79,758
Accrued expenses and other liabilities	49,661
Total liabilities	1,280,130
Net assets, at value	$ 417,122,895
Net assets consist of:	
Paid-in capital	$ 389,889,894
Undistributed net investment income	2,030,406
Net unrealized appreciation (depreciation)	126,613,782
Accumulated net realized gain (loss)	(101,411,187)
Net assets, at value	$ 417,122,895

18 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Real Estate Securities Trust

Financial Statements *(continued)*

Statement of Assets and Liabilities *(continued)*

October 31, 2012 (unaudited)

	Franklin Real Estate Securities Fund
Class A:	
Net assets, at value	$279,689,968
Shares outstanding	16,984,394
Net asset value per share[a]	$16.47
Maximum offering price per share (net asset value per share ÷ 94.25%)	$17.47
Class B:	
Net assets, at value	$ 818,510
Shares outstanding	50,482
Net asset value and maximum offering price per share[a]	$16.21
Class C:	
Net assets, at value	$ 60,335,456
Shares outstanding	3,788,690
Net asset value and maximum offering price per share[a]	$15.93
Advisor Class:	
Net assets, at value	$ 76,278,961
Shares outstanding	4,598,073
Net asset value and maximum offering price per share	$16.59

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 19

Franklin Real Estate Securities Trust

Financial Statements *(continued)*

Statement of Operations

for the six months ended October 31, 2012 (unaudited)

	Franklin Real Estate Securities Fund
Investment income:	
Dividends	$ 5,082,174
Expenses:	
Management fees (Note 3a)	1,000,856
Distribution fees: (Note 3c)	
Class A	338,666
Class B	6,810
Class C	298,938
Transfer agent fees (Note 3e)	386,461
Special servicing agreement fees (Note 8)	48,180
Custodian fees (Note 4)	1,753
Reports to shareholders	35,331
Registration and filing fees	46,467
Professional fees	19,807
Trustees' fees and expenses	8,569
Other	7,917
Total expenses	2,199,755
Expenses waived/paid by affiliates (Note 3c)	(5,204)
Net expenses	2,194,551
Net investment income	2,887,623
Realized and unrealized gains (losses):	
Net realized gain (loss) from investments	3,388,752
Net change in unrealized appreciation (depreciation) on investments	(10,095,070)
Net realized and unrealized gain (loss)	(6,706,318)
Net increase (decrease) in net assets resulting from operations	$ (3,818,695)

20 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Real Estate Securities Trust

Financial Statements *(continued)*

Statements of Changes in Net Assets

	Franklin Real Estate Securities Fund	
	Six Months Ended October 31, 2012 (unaudited)	Year Ended April 30, 2012
Increase (decrease) in net assets:		
Operations:		
Net investment income	$ 2,887,623	$ 2,245,170
Net realized gain (loss) from investments and realized gain distributions from REITs	3,388,752	14,289,847
Net change in unrealized appreciation (depreciation) on investments	(10,095,070)	13,362,189
Net increase (decrease) in net assets resulting from operations	(3,818,695)	29,897,206
Distributions to shareholders from:		
Net investment income:		
Class A	(1,689,851)	(1,228,278)
Class B	(7,597)	(18,709)
Class C	(29,725)	(42,000)
Advisor Class	(273,132)	(61,671)
Total distributions to shareholders	(2,000,305)	(1,350,658)
Capital share transactions: (Note 2)		
Class A	21,923,978	12,025,384
Class B	(1,041,424)	(2,506,948)
Class C	3,090,860	(693,343)
Advisor Class	65,244,460	1,666,280
Total capital share transactions	89,217,874	10,491,373
Net increase (decrease) in net assets	83,398,874	39,037,921
Net assets:		
Beginning of period	333,724,021	294,686,100
End of period	$417,122,895	$333,724,021
Undistributed net investment income included in net assets:		
End of period	$ 2,030,406	$ 1,143,088

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 21

Franklin Real Estate Securities Trust

Notes to Financial Statements (unaudited)

Franklin Real Estate Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Real Estate Securities Trust (Trust) is registered under the Investment Company Act of
1940, as amended, (1940 Act) as an open-end investment company, consisting of one fund, the
Franklin Real Estate Securities Fund (Fund). The Fund offers four classes of shares: Class A,
Class B, Class C, and Advisor Class. Effective March 1, 2005, the Fund no longer offered Class B shares for purchase. As disclosed in the applicable prospectus Class B shares convert to Class A shares after eight years of investment, therefore all Class B shares will convert to Class A by
March 2013. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund s significant accounting policies.

a. Financial Instrument Valuation

The Fund s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transac-
tion between market participants on the measurement date. Under procedures approved by the
Fund s Board of Trustees (the Board), the Fund s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC
provides administration and oversight of the Fund s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National
Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a reg-
ular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restric-
tions on the disposition of the investments. Due to the inherent uncertainty of valuations of such

22 | Semiannual Report

Franklin Real Estate Securities Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Real Estate Securities Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Income Taxes

It is the Fund s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of October 31, 2012, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Distributions received by the Fund from certain securities may be a return of capital (ROC). Such distributions reduce the cost basis of the securities, and any distributions in excess of the cost basis are recognized as capital gains.

Semiannual Report | 23

Franklin Real Estate Securities Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Real Estate Securities Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

e. Guarantees and Indemnifications

Under the Trust s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At October 31, 2012, there were an unlimited number of shares authorized ($0.01 par value).

Transactions in the Fund s shares were as follows:

Franklin Real Estate Securities Trust

Notes to Financial Statements (unaudited) *(continued)*

Franklin Real Estate Securities Fund

2. Shares of Beneficial Interest *(continued)*

	Six Months Ended October 31, 2012		Year Ended April 30, 2012	
	Shares	Amount	Shares	Amount
Class C Shares:				
Shares sold	547,108	$ 8,844,603	795,797	$ 11,518,452
Shares issued in reinvestment of distributions	1,686	28,429	2,921	40,099
Shares redeemed	(359,347)	(5,782,172)	(862,346)	(12,251,894)
Net increase (decrease)	189,447	$ 3,090,860	(63,628)	$ (693,343)
Advisor Class Shares:				
Shares sold	4,205,651	$ 69,069,034	373,476	$ 5,574,192
Shares issued in reinvestment of distributions	15,408	266,211	4,006	57,637
Shares redeemed	(246,013)	(4,090,785)	(263,622)	(3,965,549)
Net increase (decrease)	3,975,046	$ 65,244,460	113,860	$ 1,666,280

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Templeton Institutional, LLC (FT Institutional)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to FT Institutional based on the month-end net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	In excess of $15 billion

Semiannual Report | 25

Franklin Real Estate Securities Trust

Notes to Financial Statements (unaudited) *(continued)*

Franklin Real Estate Securities Fund

3. Transactions with Affiliates *(continued)*

b. Administrative Fees

Under an agreement with FT Institutional, FT Services provides administrative services to the Fund. The fee is paid by FT Institutional based on average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class B and C compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class B	1.00%[a]
Class C	1.00%

[a]The Class B maximum annual plan rate consists of a dealer-service fee of 0.25% and an asset based sales charge of 0.75%. For the period from December 17, 2007 through September 30, 2009, the Fund temporarily discontinued payments of the asset-based sales charge in accordance with NASD Rule 2830, which sets forth a maximum aggregate sales charge payable by a fund. Because the maximum aggregate sales charge adjusts based on certain factors, payments of the asset-based sales charge could have resumed on October 1, 2009. However, Distributors has voluntarily agreed to waive the asset-based sales charge until further notice to the Board.

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Sales charges retained net of commissions paid to unaffiliated broker/dealers	$103,486
CDSC retained	$ 5,209

26 | Semiannual Report

Franklin Real Estate Securities Trust

Notes to Financial Statements (unaudited) *(continued)*

Franklin Real Estate Securities Fund

3. Transactions with Affiliates *(continued)*

e. Transfer Agent Fees

For the period ended October 31, 2012, the Fund paid transfer agent fees of $386,461, of which $238,969 was retained by Investor Services.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended October 31, 2012, there were no credits earned.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At April 30, 2012, capital loss carryforwards were as follows:

Capital loss carryforwards expiring in:	
2017	$ 8,421,061
2018	63,919,027
	$72,340,088

During the year ended April 30, 2012, the Fund utilized $13,254,317 of capital loss carryforwards.

At October 31, 2012, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$323,077,323
Unrealized appreciation	$ 95,872,903
Unrealized depreciation	(1,432,653)
Net unrealized appreciation (depreciation)	$ 94,440,250

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended October 31, 2012, aggregated $131,600,379 and $37,528,132, respectively.

Semiannual Report | 27

Franklin Real Estate Securities Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Real Estate Securities Fund

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Franklin Advisers, Inc. (an affiliate of the investment manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. SPECIAL SERVICING AGREEMENT

The Fund, which is an eligible underlying investment of one or more of the Franklin Templeton Fund Allocator Series Funds (Allocator Funds), participates in a Special Servicing Agreement (SSA) with the Allocator Funds and certain service providers of the Fund and the Allocator Funds. Under the SSA, the Fund may pay a portion of the Allocator Funds expenses (other than any asset allocation, administrative, and distribution fees) to the extent such payments are less than the amount of the benefits realized or expected to be realized by the Fund (e.g., due to reduced costs associated with servicing accounts) from the investment in the Fund by the Allocator Funds. The Allocator Funds are either managed by Franklin Advisers, Inc. or administered by FT Services. For the period ended October 31, 2012, the Fund was held by one or more of the Allocator Funds and the amount of expenses borne by the Fund is noted in the Statement of Operations. At October 31, 2012, 15.79% of the Fund s outstanding shares were held by one or more of the Allocator Funds.

9. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 18, 2013. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended October 31, 2012, the Fund did not use the Global Credit Facility.

28 | Semiannual Report

Franklin Real Estate Securities Trust

Notes to Financial Statements (unaudited) *(continued)*

Franklin Real Estate Securities Fund

10. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:

- Level 1 – quoted prices in active markets for identical securities
- Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
- Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

At October 31, 2012, all of the Fund's investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statement of Investments.

11. New Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund's financial position. The ASU is effective for interim and annual reporting periods beginning on or after January 1, 2013. The Fund believes the adoption of this ASU will not have a material impact on its financial statements.

12. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio

ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust
SPDR - S&P Depositary Receipt

Semiannual Report | 29

Franklin Real Estate Securities Trust

Shareholder Information

Franklin Real Estate Securities Fund

Proxy Voting Policies and Procedures

The Fund s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission s website at sec.gov. The filed form may also be viewed and copied at the Commission s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

30 | Semiannual Report

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VALUE | BLEND | GROWTH | **SECTOR** | GLOBAL | INTERNATIONAL | HYBRID | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Semiannual Report and Shareholder Letter

Franklin Real Estate Securities Fund

Investment Manager
Franklin Templeton Institutional, LLC

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2012 Franklin Templeton Investments. All rights reserved.

192 S 12/12

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) **Evaluation of Disclosure Controls and Procedures**. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) **Changes in Internal Controls**. There have been no changes in the Registrant's internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.